Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Class A Common stock Stable Road Acquisition Corp	Class A Common stock	Class B Common stock Stable Road Acquisition Corp	Class B Common stock	Preferred stock	FF Preferred	Treasury Stock	Additional Paid-in Capital Stable Road Acquisition Corp	Additional Paid-in Capital	Accumulated deficit Stable Road Acquisition Corp	Accumulated deficit	Stable Road Acquisition Corp	Total
Balance at Dec. 31, 2018			$ 15		$ 80	$ 50	$ 20			$ 10,857,541		$ (6,552,816)		$ 4,304,890
Balance (in Shares) at Dec. 31, 2018			15,493,658		80,000,000	50,612,781	20,000,000
Issuance of Series A preferred stock, net of offering costs						$ 62				17,942,217				17,942,279
Issuance of Series A preferred stock, net of offering costs (in Shares)						61,962,132
Conversion of SAFE notes to Series A-1 preferred stock						$ 32				7,506,728				7,506,760
Conversion of SAFE notes to Series A-1 preferred stock (in Shares)						32,301,028
Beneficial conversion feature relating to conversion of SAFE										568,497				568,497
Stock-based compensation – Stock options and RSAs										85,689				85,689
Stock-based compensation – Fair value of warrant issued										43,299				43,299
Net income(loss)												(15,754,428)		(15,754,428)
Balance at Dec. 30, 2019			$ 15		$ 80	$ 144	$ 20			37,003,971		(22,307,244)		14,696,986
Balance (in Shares) at Dec. 30, 2019			15,493,658		80,000,000	144,875,941	20,000,000
Balance at May. 27, 2019
Balance (in Shares) at May. 27, 2019
Issuance of Class B common stock to Sponsor	[1]			$ 431					24,569				25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]			4,312,500
Sale of 17,250,000 shares of Class A common stock in Initial Public Offering, net of underwriting discount and offering costs		$ 1,725							148,888,387				148,890,112
Sale of 17,250,000 shares of Class A common stock in Initial Public Offering, net of underwriting discount and offering costs (in Shares)		17,250,000
Sale of 545,000 shares of Class A common stock in private placement		$ 54							4,996,341				4,996,395
Sale of 545,000 shares of Class A common stock in private placement (in Shares)		545,000
Common stock subject to redemption		$ (1,543)							(153,909,297)		(344,480)		(154,255,320)
Common stock subject to redemption (in Shares)		(15,425,532)
Net income(loss)											5,343,820		5,344,820
Balance at Dec. 31, 2019		$ 236	$ 15	$ 431	$ 80	$ 144	$ 20			37,003,971	4,999,340	(22,307,244)	5,000,007	14,696,986
Balance (in Shares) at Dec. 31, 2019		2,369,468	15,493,658	4,312,500	80,000,000	144,875,941	20,000,000
Change in value of Class A common stock subject to possible redemption		$ (11)									(1,209,159)		(1,209,170)
Change in value of Class A common stock subject to possible redemption (in Shares)		(120,917)
Net income(loss)											1,209,171		1,209,171
Balance at Mar. 31, 2020		$ 225	$ 16	$ 431	$ 70	$ 144	$ 20			37,112,710	4,999,352	(28,565,501)	5,000,008	8,547,459
Balance (in Shares) at Mar. 31, 2020		2,248,551	16,212,408	4,312,500	70,000,000	144,875,941	20,000,000
Balance at Dec. 31, 2019		$ 236	$ 15	$ 431	$ 80	$ 144	$ 20			37,003,971	4,999,340	(22,307,244)	5,000,007	14,696,986
Balance (in Shares) at Dec. 31, 2019		2,369,468	15,493,658	4,312,500	80,000,000	144,875,941	20,000,000
Stock option exercises										12,281				12,282
Stock option exercises (in Shares)			791,525
Stock-based compensation – Stock options and RSAs										268,676				268,676
Stock contribution from co-founder (Note 13)										10
Stock contribution from co-founder (Note 13) (in Shares)					(10,000,000)
ASC 842 lease accounting adoption												(3,612)		(3,612)
Net income(loss)												(15,406,868)		(15,406,868)
Balance at Jun. 30, 2020		$ 212	$ 16	$ 431	$ 70	$ 144	$ 20			37,284,938	4,999,367	(37,717,724)	5,000,010	(432,536)
Balance (in Shares) at Jun. 30, 2020		2,126,344	16,285,183	4,312,500	70,000,000	144,875,941	20,000,000
Balance at Dec. 31, 2019		$ 236	$ 15	$ 431	$ 80	$ 144	$ 20			37,003,971	4,999,340	(22,307,244)	5,000,007	14,696,986
Balance (in Shares) at Dec. 31, 2019		2,369,468	15,493,658	4,312,500	80,000,000	144,875,941	20,000,000
Stock option exercises			$ 3							91,100				91,103
Stock option exercises (in Shares)			2,904,347
Stock-based compensation – Stock options and RSAs										2,771,163				2,771,163
Stock contribution from co-founder (Note 13)					$ (10)					10
Stock contribution from co-founder (Note 13) (in Shares)					(10,000,000)
ASC 842 lease accounting adoption												(3,612)		(3,612)
Common stock subject to redemption		$ 430							45,416,946		(2,431,216)		42,986,160
Common stock subject to redemption (in Shares)		4,298,616
Net income(loss)											(42,986,163)	(307,027,145)	(42,986,163)	(307,027,145)
Balance at Dec. 31, 2020		$ 666	$ 18	$ 431	$ 70	$ 144	$ 20		45,416,946	39,866,244	(40,418,039)	(329,338,001)	5,000,004	(289,471,505)
Balance (in Shares) at Dec. 31, 2020		6,668,084	18,398,005	4,312,500	70,000,000	144,875,941	20,000,000
Balance at Mar. 31, 2020		$ 225	$ 16	$ 431	$ 70	$ 144	$ 20			37,112,710	4,999,352	(28,565,501)	5,000,008	8,547,459
Balance (in Shares) at Mar. 31, 2020		2,248,551	16,212,408	4,312,500	70,000,000	144,875,941	20,000,000
Stock option exercises										5,095				5,095
Stock option exercises (in Shares)			72,775
Stock-based compensation – Stock options and RSAs										167,133				167,133
Common stock subject to redemption		$ (13)									(1,222,057)		(1,222,070)
Common stock subject to redemption (in Shares)		(122,207)
Net income(loss)											1,222,072	(9,152,223)	1,222,072	(9,152,223)
Balance at Jun. 30, 2020		$ 212	$ 16	$ 431	$ 70	$ 144	$ 20			37,284,938	4,999,367	(37,717,724)	5,000,010	(432,536)
Balance (in Shares) at Jun. 30, 2020		2,126,344	16,285,183	4,312,500	70,000,000	144,875,941	20,000,000
Balance at Dec. 31, 2020		$ 666	$ 18	$ 431	$ 70	$ 144	$ 20		45,416,946	39,866,244	(40,418,039)	(329,338,001)	5,000,004	(289,471,505)
Balance (in Shares) at Dec. 31, 2020		6,668,084	18,398,005	4,312,500	70,000,000	144,875,941	20,000,000
Change in value of Class A common stock subject to possible redemption		$ (57)							(5,766,423)				(5,766,480)
Change in value of Class A common stock subject to possible redemption (in Shares)		(576,648)
Net income(loss)											5,766,486		5,766,486
Balance at Mar. 31, 2021		$ 609	$ 19	$ 431	$ 70	$ 144	$ 20		39,650,523	45,658,057	(34,651,553)	(264,667,197)	5,000,010	(219,008,887)
Balance (in Shares) at Mar. 31, 2021		6,091,436	19,494,628	4,312,500	70,000,000	144,875,941	20,000,000
Balance at Dec. 31, 2020		$ 666	$ 18	$ 431	$ 70	$ 144	$ 20		45,416,946	39,866,244	(40,418,039)	(329,338,001)	5,000,004	(289,471,505)
Balance (in Shares) at Dec. 31, 2020		6,668,084	18,398,005	4,312,500	70,000,000	144,875,941	20,000,000
Stock option exercises										35,175				35,176
Stock option exercises (in Shares)			1,256,772
Stock-based compensation – Stock options and RSAs										8,112,004				8,112,004
Share repurchase														(22,000,004)
Share repurchase (in Shares)					(70,000,000)	(13,759,298)	(20,000,000)	103,759,298
Net income(loss)												128,997,958		128,997,958
Balance at Jun. 30, 2021		$ 638	$ 19	$ 431		$ 130		$ (21,999,900)	42,535,328	48,013,423	(37,536,388)	(200,340,043)	5,000,009	(174,326,371)
Balance (in Shares) at Jun. 30, 2021		6,379,970	19,654,777	4,312,500		131,116,643		103,759,298
Balance at Mar. 31, 2021		$ 609	$ 19	$ 431	$ 70	$ 144	$ 20		39,650,523	45,658,057	(34,651,553)	(264,667,197)	5,000,010	(219,008,887)
Balance (in Shares) at Mar. 31, 2021		6,091,436	19,494,628	4,312,500	70,000,000	144,875,941	20,000,000
Stock option exercises										11,212				11,212
Stock option exercises (in Shares)			160,149
Stock-based compensation – Stock options and RSAs										2,344,154				2,344,154
Share repurchase					$ (70)	$ (14)	$ (20)	$ (21,999,900)						(22,000,004)
Share repurchase (in Shares)					(70,000,000)	(13,759,298)	(20,000,000)	103,759,298
Class A shares redeemed		$ (2)							(197,124)				(197,126)
Class A shares redeemed (in Shares)		(19,662)
Change in value of Class A common stock subject to possible redemption		$ 31							3,081,929				3,081,960
Change in value of Class A common stock subject to possible redemption (in Shares)		308,196
Net income(loss)											(2,884,835)	64,327,154	(2,884,835)	64,327,154
Balance at Jun. 30, 2021		$ 638	$ 19	$ 431		$ 130		$ (21,999,900)	$ 42,535,328	$ 48,013,423	$ (37,536,388)	$ (200,340,043)	$ 5,000,009	$ (174,326,371)
Balance (in Shares) at Jun. 30, 2021		6,379,970	19,654,777	4,312,500		131,116,643		103,759,298

[1]	Included up to 562,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter.